June 18, 2018

Supplement

SUPPLEMENT DATED JUNE 18, 2018 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO (the "Fund")
CLASS X
Dated April 30, 2018

The Board of Trustees of Morgan Stanley Variable Investment Series approved the implementation of a maximum expense ratio of 0.95% with respect to Class X shares of the Fund, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Fund Details—Fund Management":

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), to exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

June 18, 2018

Supplement

SUPPLEMENT DATED JUNE 18, 2018 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS Y
Dated April 30, 2018

The Board of Trustees of Morgan Stanley Variable Investment Series approved the implementation of a maximum expense ratio of 1.20% with respect to Class Y shares of the Fund, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The following is hereby added as the penultimate paragraph of the section of the Prospectus entitled "Fund Details—Fund Management":

Morgan Stanley Investment Management Inc., as the Adviser and the Administrator, has agreed to reduce its advisory fee, its administration fee, and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), to exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

June 18, 2018

Supplement

SUPPLEMENT DATED JUNE 18, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X AND CLASS Y
Dated April 30, 2018

The Board of Trustees of Morgan Stanley Variable Investment Series approved the implementation of maximum expense ratios of 0.95% and 1.20% with respect to Class X shares and Class Y shares of the Fund, respectively, effective July 1, 2018. Accordingly, effective July 1, 2018, the Statement of Additional Information is hereby amended as follows:

The table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser, Sub-Adviser and Administrator" which shows the contractual advisory fees with respect to the Fund is hereby deleted and replaced with the following:

Name of Fund	Investment Advisory Fee Rates
Income Plus

0.42% of the portion of the daily net assets not exceeding $500 million; 0.35% of the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% of the portion of the daily net assets exceeding $1.25 billion. The Fund's Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% with respect to Class X shares and 1.20% with respect to Class Y shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.